Accounts Receivable (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Receivables [Abstract]
Schedule of accounts receivable
	June 30,	December 31,
	2021	2020
Accounts receivable	$10,894,038	$14,763,516
Less: Allowance for doubtful accounts	(1,328,765)	(1,307,965)
Total, net	$9,565,273	$13,455,551

	December 31, 2020	December 31, 2019

Accounts receivable	$14,763,516	$8,047,929
Less: Allowance for doubtful accounts	(1,307,965)	(341,667)
Total, net	$13,455,551	$7,706,262